General Information and Summary of Significant Accounting Policies - Schedule of Entities Classified as Associates (Detail)		12 Months Ended
	Jan. 22, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Entity's share		42.006%	23.6336%
Nexus S.A [member]
Disclosure of associates [line items]
Entity's share	14.8148%	14.8148%	14.8148%
Transbank S.A
Disclosure of associates [line items]
Entity's share		8.7188%	8.7188%
Combanc S.A. [Member]
Disclosure of associates [line items]
Entity's share		9.81%
Imerc OTC S.A. [Member]
Disclosure of associates [line items]
Entity's share		8.6624%